Cash Flow Information - Reconciliation of Net Cash Flow to Movement in Net Debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₺ (118,959,176)	₺ (123,641,931)
Cash inflows	(58,570,756)	(90,618,447)
Cash outflows	69,145,076	95,320,359
Other non-cash movements	(33,642,448)	(70,687,094)
Transfer to asset held for sale		6,532,277
Inflation adjustment	39,234,690	64,135,660
Ending balance	(102,792,614)	(118,959,176)
Liabilities arising from financing activities, liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(121,399,748)	(128,117,946)
Cash inflows	(63,988,212)	(101,807,315)
Cash outflows	74,936,833	102,188,067
Other non-cash movements	(33,951,565)	(63,043,737)
Transfer to asset held for sale		6,532,277
Inflation adjustment	40,062,433	62,848,906
Ending balance	(104,340,259)	(121,399,748)
Debt securities issued
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(46,010,564)	(45,528,562)
Cash inflows	(14,870,998)	(11,296,562)
Cash outflows	19,756,028	10,637,336
Other non-cash movements	(10,856,573)	(22,293,415)
Inflation adjustment	14,864,485	22,470,639
Ending balance	(37,117,622)	(46,010,564)
Loans and Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(71,884,263)	(75,321,078)
Cash inflows	(49,117,214)	(90,510,753)
Cash outflows	50,156,380	85,599,452
Other non-cash movements	(15,362,228)	(32,720,676)
Transfer to asset held for sale		3,961,827
Inflation adjustment	23,807,212	37,106,965
Ending balance	(62,400,113)	(71,884,263)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(3,504,921)	(7,268,306)
Cash outflows	5,024,425	5,951,279
Other non-cash movements	(7,732,764)	(8,029,646)
Transfer to asset held for sale		2,570,450
Inflation adjustment	1,390,736	3,271,302
Ending balance	(4,822,524)	(3,504,921)
Derivative Instruments, net
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,440,572	4,476,015
Cash inflows	5,417,456	11,188,868
Cash outflows	(5,791,757)	(6,867,708)
Other non-cash movements	309,117	(7,643,357)
Inflation adjustment	(827,743)	1,286,754
Ending balance	₺ 1,547,645	₺ 2,440,572